Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of dividends [line items]
Franking credits	$ 7,953	$ 7,007	$ 14,302
Franking credits arising on the future payment/(refund) of taxes relating to the period	(261)	2,043	1,799
Total franking credits available	$ 7,692	$ 9,050	$ 16,101